Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Commitments and Contingencies

NOTE 16. COMMITMENTS AND CONTINGENCIES
(a)Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2023, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s results of operations, financial positions or cash flows. There are also no proceedings in which any of the Company’s directors, officers or affiliates are an adverse party or has a material interest adverse to the Company’s interest.
(b)Contingencies
The Company’s operations are subject to a variety of federal, state and local regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on the Company’s operations, suspension or revocation of permits or licenses or other disciplinary actions (collectively, “Disciplinary Actions”) that could adversely affect the Company’s financial position and results of operations. While management believes that the Company is in substantial compliance with state and local regulations as of December 31, 2023 and through the date of filing of these financial statements, these regulations continue to evolve and are subject to differing interpretations and enforcement. As a result, the Company may be subject to Disciplinary Actions in the future.
(c)Commitments
As of December 31, 2023, the Company had total commitments of $2.3 million related to material construction projects. During the first quarter of 2022, pursuant to the Illinois Cannabis Regulation and Tax Act, the Company issued $0.2 million in loans to an Illinois company which has secured Craft Grower Licenses to operate in the state and $1.0 million in loans to groups that have been identified by the state of Illinois as having the opportunity to receive Conditional Adult Use Dispensing Organization Licenses. These loans are discussed in Note 17. These loans fully satisfy the Company’s funding requirements under Illinois Cannabis Regulation and Tax Act; however, the Company may elect to fund similar loans in the future.
The Company has employment agreements with key management personnel which include severance in the event of termination totaling approximately $3.1 million with additional equity and/or compensation benefits.